Related Party Transactions (Details)	12 Months Ended
Jun. 30, 2012
Wuwei Ganxin [Member]
Related Party Name	Wuwei Ganxin Seeds Co., Ltd. (Wuwei Ganxin)
Related Party By Relation	A 49% associate
Beijing Zhongnong [Member]
Related Party Name	Beijing Zhongnong Seed Industry Co., Ltd. (Beijing Zhongnong)
Related Party By Relation	A 26.8% associate
Ngai Tahu [Member]
Related Party Name	Ngai Tahu
Related Party By Relation	Shareholder of Agria Asia with equity interest of 7.24
Michael Thomas [Member]
Related Party Name	Michael Thomas
Related Party By Relation	Management of PGW (Resigned in August 2011)
John Mckenzie [Member]
Related Party Name	John McKenzie
Related Party By Relation	Management of PGW
George Gould [Member]
Related Party Name	George Gould
Related Party By Relation	Director of PGW
PGW [Member]
Related Party Name	PGW
Related Party By Relation	19% investment before April 30, 2011